LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF LEASE COST

The following table summarizes the lease costs recognized in the consolidated statements of earnings:

	For the Year Ended December 31,
	2025	2024
Operating lease cost	$-	$-
Short-term lease cost	5,845	7,498
Variable lease cost	-	-
Total lease cost	$5,845	$7,498